FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2016:

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$78	$-	$78
Marketable securities:
Foreign banks debentures	-	8,011	8,011
Corporate debentures	-	6,927	6,927

Total financial assets	$78	$14,938	$15,016